Income taxes - Net income (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Domestic	$ 15,035	$ 22,711	$ 39,158
Foreign	(74,478)	187,528	170,530
Net (loss)/income before income taxes	$ (59,443)	$ 210,239	$ 209,688